John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 5/31/2022

Portfolios’ investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 61.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	659,489	$6,225,574
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	902,511	8,113,570

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $15,135,223)		$14,339,144
UNAFFILIATED INVESTMENT COMPANIES - 30.6%
Equity - 21.2%
Fidelity Mid Cap Index Fund	105,214	2,932,306
Fidelity Small Cap Index Fund	39,201	902,401
Financial Select Sector SPDR Fund	8,569	303,942
Vanguard FTSE Emerging Markets ETF	7,826	341,527
Vanguard Health Care ETF	1,242	300,291
Vanguard Information Technology ETF	429	154,912
Fixed income - 9.4%
Vanguard Intermediate-Term Corporate Bond ETF	7,905	651,767
Vanguard Total Bond Market ETF	19,853	1,522,328

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,521,136)		$7,109,474
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	511	0
Financials - 0.0%
Banco Espirito Santo SA (D)	588	0
Health care - 0.0%
NMC Health PLC (D)	16	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	33	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	68	458
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,070	57

TOTAL COMMON STOCKS (Cost $516)		$515
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$670,000	272,463
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	1,637,000	679,905
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	1,170,400	508,883
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	543,700	237,953

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,111,695)		$1,699,204
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	338	4
MULTI-INDEX 2065 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	169	$2
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	85	0
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	217	129
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	17	2
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	19	3
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	37	14
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	8	1

TOTAL WARRANTS (Cost $197)		$155
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	120	120

TOTAL SHORT-TERM INVESTMENTS (Cost $120)		$120
Total investments (Cost $24,768,887) - 99.6%		$23,148,612
Other assets and liabilities, net - 0.4%		104,396
TOTAL NET ASSETS - 100.0%		$23,253,008
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 61.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,328,635	$50,302,315
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,230,262	65,000,060

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $122,893,633)		$115,302,375
UNAFFILIATED INVESTMENT COMPANIES - 30.5%
Equity - 21.2%
Fidelity Mid Cap Index Fund	839,417	23,394,553
Fidelity Small Cap Index Fund	313,443	7,215,451
Financial Select Sector SPDR Fund	70,578	2,503,402
Vanguard FTSE Emerging Markets ETF (G)	63,488	2,770,616
Vanguard Health Care ETF	10,108	2,443,912
Vanguard Information Technology ETF	3,435	1,240,379
Fixed income - 9.3%
Vanguard Intermediate-Term Corporate Bond ETF	63,330	5,221,559
Vanguard Total Bond Market ETF	158,787	12,175,787

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,402,502)		$56,965,659
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,732	$0
Financials - 0.0%
Banco Espirito Santo SA (D)	5,444	0
Health care - 0.0%
NMC Health PLC (D)	148	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	304	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	631	4,245
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,165	525

TOTAL COMMON STOCKS (Cost $4,780)		$4,770
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$5,448,000	2,215,487
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	13,407,300	5,568,534
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	9,566,100	4,159,283
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	4,504,600	1,971,460

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,949,997)		$13,914,764
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,131	36
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,565	21
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	783	4
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,013	1,196
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	156	21
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	172	32
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	343	127
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	71	13

TOTAL WARRANTS (Cost $1,824)		$1,452
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	420,097	420,097
MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $420,097)	$420,097
Total investments (Cost $200,672,833) - 99.9%	$186,609,117
Other assets and liabilities, net - 0.1%	170,677
TOTAL NET ASSETS - 100.0%	$186,779,794
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.6%
Equity - 61.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,471,611	$89,412,006
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,904,483	116,011,301

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $219,169,739)		$205,423,307
UNAFFILIATED INVESTMENT COMPANIES - 30.6%
Equity - 21.3%
Fidelity Mid Cap Index Fund	1,504,913	41,941,928
Fidelity Small Cap Index Fund	561,618	12,928,458
Financial Select Sector SPDR Fund	125,974	4,468,298
Vanguard FTSE Emerging Markets ETF (G)	113,449	4,950,914
Vanguard Health Care ETF	18,172	4,393,626
Vanguard Information Technology ETF	6,153	2,221,848
Fixed income - 9.3%
Vanguard Intermediate-Term Corporate Bond ETF	113,143	9,328,640
Vanguard Total Bond Market ETF	281,999	21,623,683

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $104,294,375)		$101,857,395
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,591	0
Financials - 0.0%
Banco Espirito Santo SA (D)	9,884	0
Health care - 0.0%
NMC Health PLC (D)	270	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	551	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,146	7,708
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,794	953

TOTAL COMMON STOCKS (Cost $8,673)		$8,661
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$9,819,000	$3,993,000
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	24,081,700	10,001,997
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	17,194,800	7,476,196
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	8,118,600	3,553,144

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,327,882)		$25,024,337
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,684	65
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,842	38
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	1,421	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,655	2,172
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	4
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	283	38
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	313	58
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	624	231
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	130	24

TOTAL WARRANTS (Cost $3,315)		$2,637
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	773,480	773,480

TOTAL SHORT-TERM INVESTMENTS (Cost $773,480)		$773,480
Total investments (Cost $356,577,464) - 99.9%		$333,089,817
Other assets and liabilities, net - 0.1%		430,541
TOTAL NET ASSETS - 100.0%		$333,520,358
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.1%
Equity - 61.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,601,164	$156,714,990
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,247,078	200,001,233

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $380,884,666)		$356,716,223
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 30.8%
Equity - 21.1%
Fidelity Mid Cap Index Fund	2,532,375	$70,577,293
Fidelity Small Cap Index Fund	946,968	21,799,210
Financial Select Sector SPDR Fund	219,502	7,785,736
iShares Global Infrastructure ETF (G)	5,836	298,336
Vanguard Energy ETF	7,598	921,182
Vanguard FTSE Emerging Markets ETF	200,370	8,744,147
Vanguard Global ex-U.S. Real Estate ETF	6,027	288,392
Vanguard Health Care ETF	31,923	7,718,343
Vanguard Information Technology ETF	10,680	3,856,548
Vanguard Materials ETF	3,127	588,439
Vanguard Real Estate ETF	8,710	862,900
Fixed income - 9.7%
Vanguard Emerging Markets Government Bond ETF	116,363	7,622,940
Vanguard Intermediate-Term Corporate Bond ETF	161,346	13,302,978
Vanguard Total Bond Market ETF	402,822	30,888,391
Xtrackers USD High Yield Corporate Bond ETF (G)	130,415	4,760,148

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,107,293)		$180,014,983
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	15,091	0
Financials - 0.0%
Banco Espirito Santo SA (D)	17,363	0
Health care - 0.0%
NMC Health PLC (D)	473	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	968	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,012	13,537
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	61,119	1,675

TOTAL COMMON STOCKS (Cost $15,240)		$15,212
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$17,307,000	7,038,074
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	42,542,300	17,669,349
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	30,373,800	13,206,345
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	14,311,600	6,263,541

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $57,222,708)		$44,177,309
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	9,985	114
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	4,992	$67
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	2,496	13
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	6,421	3,816
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	8	7
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	498	67
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	549	101
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,095	405
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	228	42

TOTAL WARRANTS (Cost $5,820)		$4,632
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.8437% (F)(H)	501,831	5,017,660
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,991,101	1,991,101

TOTAL SHORT-TERM INVESTMENTS (Cost $7,009,385)		$7,008,761
Total investments (Cost $628,245,112) - 100.7%		$587,937,120
Other assets and liabilities, net - (0.7%)		(4,164,004)
TOTAL NET ASSETS - 100.0%		$583,773,116
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,696,952	$185,939,228
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	26,353,521	236,918,152

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $451,500,487)		$422,857,380
UNAFFILIATED INVESTMENT COMPANIES - 33.5%
Equity - 20.2%
Fidelity Mid Cap Index Fund	2,832,947	78,954,244
Fidelity Small Cap Index Fund	1,063,492	24,481,583
Financial Select Sector SPDR Fund	272,979	9,682,565
iShares Global Infrastructure ETF	8,148	416,526
iShares MSCI Global Min Vol Factor ETF	31,753	3,152,755
Vanguard Dividend Appreciation ETF	20,614	3,169,403
Vanguard Energy ETF	10,367	1,256,895
Vanguard FTSE Emerging Markets ETF	182,752	7,975,297
Vanguard Global ex-U.S. Real Estate ETF	8,520	407,682
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Health Care ETF	39,216	$9,481,644
Vanguard Information Technology ETF	13,122	4,738,354
Vanguard Materials ETF	4,399	827,804
Vanguard Real Estate ETF	12,335	1,222,028
Fixed income - 13.3%
Vanguard Emerging Markets Government Bond ETF	226,579	14,843,190
Vanguard Intermediate-Term Corporate Bond ETF	254,655	20,996,305
Vanguard Total Bond Market ETF	636,482	48,805,440
Xtrackers USD High Yield Corporate Bond ETF (G)	310,088	11,318,212

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $237,265,088)		$241,729,927
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	17,949	0
Financials - 0.0%
Banco Espirito Santo SA (D)	20,651	0
Health care - 0.0%
NMC Health PLC (D)	563	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,152	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,393	16,102
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	72,693	1,992

TOTAL COMMON STOCKS (Cost $18,119)		$18,094
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$21,450,000	8,722,868
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	52,424,500	21,773,782
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	37,429,600	16,274,165
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	17,735,300	7,761,939

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $70,139,088)		$54,532,754
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	11,875	136
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	5,938	80
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	2,969	16
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	7,637	4,538
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	10	9
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	592	$79
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	653	121
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,303	482
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	271	50

TOTAL WARRANTS (Cost $6,924)		$5,511
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.8437% (F)(H)	336,104	3,360,606
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	2,597,283	2,597,283

TOTAL SHORT-TERM INVESTMENTS (Cost $5,957,452)		$5,957,889
Total investments (Cost $764,887,158) - 100.3%		$725,101,555
Other assets and liabilities, net - (0.3%)		(2,270,256)
TOTAL NET ASSETS - 100.0%		$722,831,299
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.3%
Equity - 55.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,522,457	$203,171,995
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,901,628	259,825,637

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $494,340,045)		$462,997,632
UNAFFILIATED INVESTMENT COMPANIES - 36.2%
Equity - 17.2%
Fidelity Mid Cap Index Fund	2,881,677	80,312,344
Fidelity Small Cap Index Fund	911,790	20,989,402
Financial Select Sector SPDR Fund	285,218	10,116,682
iShares Global Infrastructure ETF	13,809	705,916
iShares MSCI Global Min Vol Factor ETF	54,790	5,440,099
Vanguard Dividend Appreciation ETF (G)	35,438	5,448,593
Vanguard Energy ETF	17,808	2,159,042
Vanguard Global ex-U.S. Real Estate ETF	14,535	695,500
Vanguard Health Care ETF	41,399	10,009,450
Vanguard Information Technology ETF	14,037	5,068,761
Vanguard Materials ETF	7,521	1,415,302
Vanguard Real Estate ETF	21,166	2,096,916
Fixed income - 19.0%
Vanguard Emerging Markets Government Bond ETF	359,494	23,550,452
Vanguard Intermediate-Term Corporate Bond ETF (G)	421,851	34,781,615
Vanguard Total Bond Market ETF	1,055,782	80,957,364
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Xtrackers USD High Yield Corporate Bond ETF (G)	538,315	$19,648,498

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $302,093,427)		$303,395,936
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,625	0
Financials - 0.0%
Banco Espirito Santo SA (D)	22,578	0
Health care - 0.0%
NMC Health PLC (D)	616	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,259	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,617	17,606
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	79,478	2,178

TOTAL COMMON STOCKS (Cost $19,817)		$19,784
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$26,069,000	10,601,233
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	63,977,400	26,572,117
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	45,678,900	19,860,911
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	21,557,600	9,434,787

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $85,691,926)		$66,469,048
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	12,984	148
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	6,492	87
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	3,246	17
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	8,350	4,962
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	11	9
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	647	87
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	714	132
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,424	527
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	296	55

TOTAL WARRANTS (Cost $7,570)		$6,024
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.8437% (F)(H)	1,346,297	$13,461,224
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	3,930,339	3,930,339

TOTAL SHORT-TERM INVESTMENTS (Cost $17,391,069)		$17,391,563
Total investments (Cost $899,543,854) - 101.5%		$850,279,987
Other assets and liabilities, net - (1.5%)		(12,638,547)
TOTAL NET ASSETS - 100.0%		$837,641,440
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.9%
Equity - 46.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,555,898	$212,927,680
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	30,587,271	274,979,571

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $520,675,163)		$487,907,251
UNAFFILIATED INVESTMENT COMPANIES - 44.4%
Equity - 14.5%
Fidelity Mid Cap Index Fund	2,524,364	70,354,015
Fidelity Small Cap Index Fund	959,192	22,080,606
Financial Select Sector SPDR Fund	321,534	11,404,811
iShares Global Infrastructure ETF	22,430	1,146,622
iShares MSCI Global Min Vol Factor ETF	90,849	9,020,397
Vanguard Dividend Appreciation ETF	58,823	9,044,036
Vanguard Energy ETF	28,119	3,409,148
Vanguard Global ex-U.S. Real Estate ETF	23,684	1,133,279
Vanguard Health Care ETF	46,872	11,332,712
Vanguard Information Technology ETF	15,862	5,727,768
Vanguard Materials ETF	12,066	2,270,580
Vanguard Real Estate ETF	34,303	3,398,398
Fixed income - 29.9%
Vanguard Emerging Markets Government Bond ETF	567,782	37,195,399
Vanguard Intermediate-Term Corporate Bond ETF	882,851	72,791,065
Vanguard Total Bond Market ETF	2,204,139	169,013,379
Xtrackers USD High Yield Corporate Bond ETF (G)	874,140	31,906,110

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $468,146,333)		$461,228,325
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	20,564	0
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Banco Espirito Santo SA (D)	23,659	$0
Health care - 0.0%
NMC Health PLC (D)	645	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,320	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,742	18,449
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	83,284	2,282

TOTAL COMMON STOCKS (Cost $20,766)		$20,731
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$33,280,000	13,533,662
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	81,708,000	33,936,274
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	58,337,800	25,364,924
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	27,519,800	12,044,173

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $109,572,559)		$84,879,033
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	13,605	156
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	6,803	92
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	3,401	18
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	8,750	5,199
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	11	10
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	678	91
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	748	138
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,493	553
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	311	57

TOTAL WARRANTS (Cost $7,931)		$6,314
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 3.5%
John Hancock Collateral Trust, 0.8437% (F)(H)	3,291,443	32,910,148
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	3,475,131	3,475,131
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $36,391,507)	$36,385,279
Total investments (Cost $1,134,814,259) - 103.0%	$1,070,426,933
Other assets and liabilities, net - (3.0%)	(30,747,118)
TOTAL NET ASSETS - 100.0%	$1,039,679,815
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 32.3%
Equity - 32.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,362,684	$154,463,739
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,048,223	198,213,527

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $376,218,826)		$352,677,266
UNAFFILIATED INVESTMENT COMPANIES - 57.3%
Equity - 12.2%
Fidelity Mid Cap Index Fund	1,664,632	46,393,305
Fidelity Small Cap Index Fund	695,861	16,018,717
Financial Select Sector SPDR Fund	309,697	10,984,953
iShares Global Infrastructure ETF	29,434	1,504,666
iShares MSCI Global Min Vol Factor ETF	102,238	10,151,211
Vanguard Dividend Appreciation ETF	66,553	10,232,524
Vanguard Energy ETF	36,897	4,473,392
Vanguard Global ex-U.S. Real Estate ETF	30,636	1,465,933
Vanguard Health Care ETF (G)	44,529	10,766,222
Vanguard Information Technology ETF	15,194	5,486,553
Vanguard Materials ETF (G)	15,835	2,979,830
Vanguard Real Estate ETF	44,099	4,368,888
Vanguard S&P 500 ETF	21,323	8,095,917
Fixed income - 45.1%
Invesco Senior Loan ETF (G)	1,095,287	23,077,697
SPDR Portfolio Short Term Corporate Bond ETF	663,411	19,935,501
Vanguard Emerging Markets Government Bond ETF	720,989	47,231,989
Vanguard Intermediate-Term Corporate Bond ETF	1,242,811	102,469,767
Vanguard Short-Term Corporate Bond ETF (G)	257,969	19,966,801
Vanguard Total Bond Market ETF	3,102,814	237,923,778
Xtrackers USD High Yield Corporate Bond ETF (G)	1,146,061	41,831,227

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $636,955,280)		$625,358,871
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,775	0
Financials - 0.0%
Banco Espirito Santo SA (D)	16,998	0
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	464	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	948	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,970	13,255
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	59,837	1,639

TOTAL COMMON STOCKS (Cost $14,917)		$14,894
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$9,307,691	9,610,191
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	13,912,159	14,226,270
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	7,365,621	7,491,499
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,935,913	1,962,191
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	29,022,000	11,802,102
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	71,294,000	29,610,965
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	50,904,100	22,132,796
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	23,996,600	10,502,227

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $130,100,044)		$107,338,241
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	9,775	112
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	4,888	66
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	2,444	13
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	6,286	3,736
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	8	7
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	487	65
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	537	99
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,072	397
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	223	41

TOTAL WARRANTS (Cost $5,698)		$4,536
SHORT-TERM INVESTMENTS - 7.3%
Short-term funds - 7.3%
John Hancock Collateral Trust, 0.8437% (F)(H)	7,545,421	75,444,398
8	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	4,222,365	$4,222,365

TOTAL SHORT-TERM INVESTMENTS (Cost $79,666,515)		$79,666,763
Total investments (Cost $1,222,961,280) - 106.8%		$1,165,060,571
Other assets and liabilities, net - (6.8%)		(73,670,548)
TOTAL NET ASSETS - 100.0%		$1,091,390,023
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.4%
Equity - 16.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,667,459	$62,940,816
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,891,495	79,934,539

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $152,471,492)		$142,875,355
UNAFFILIATED INVESTMENT COMPANIES - 70.2%
Equity - 7.1%
Fidelity Mid Cap Index Fund	460,761	12,841,418
Fidelity Small Cap Index Fund	285,260	6,566,677
iShares Global Infrastructure ETF (G)	28,144	1,438,721
iShares MSCI Global Min Vol Factor ETF	97,734	9,704,009
Vanguard Dividend Appreciation ETF (G)	62,952	9,678,870
Vanguard Energy ETF (G)	35,607	4,316,993
Vanguard Global ex-U.S. Real Estate ETF	29,228	1,398,560
Vanguard Materials ETF (G)	14,985	2,819,877
Vanguard Real Estate ETF (G)	42,029	4,163,813
Vanguard S&P 500 ETF	22,937	8,708,720
Fixed income - 63.1%
Invesco Senior Loan ETF (G)	1,845,115	38,876,573
SPDR Portfolio Short Term Corporate Bond ETF	1,602,929	48,168,016
Vanguard Emerging Markets Government Bond ETF (G)	670,601	43,931,072
Vanguard Intermediate-Term Corporate Bond ETF	1,199,075	98,863,734
Vanguard Short-Term Corporate Bond ETF (G)	624,005	48,297,987
Vanguard Total Bond Market ETF	2,998,336	229,912,404
Xtrackers USD High Yield Corporate Bond ETF	1,092,655	39,881,908

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $629,220,007)		$609,569,352
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,018	0
Financials - 0.0%
Banco Espirito Santo SA (D)	6,924	0
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	189	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	386	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	802	5,399
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	24,374	668

TOTAL COMMON STOCKS (Cost $6,080)		$6,067
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.8%
U.S. Government - 12.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$23,623,604	24,391,371
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	35,384,701	36,183,621
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	18,768,719	19,089,473
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,915,101	4,981,820
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051 (G)	10,463,000	4,254,889
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	25,766,000	10,701,547
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	18,397,200	7,998,992
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	8,650,800	3,786,064

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $121,217,599)		$111,387,777
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,982	46
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,991	27
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	995	5
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,561	1,522
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	3
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	198	27
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	219	40
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	437	162
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	91	17

TOTAL WARRANTS (Cost $2,322)		$1,849
SHORT-TERM INVESTMENTS - 5.1%
Short-term funds - 5.1%
John Hancock Collateral Trust, 0.8437% (F)(H)	3,908,264	39,077,563
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	9

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	4,885,462	$4,885,462

TOTAL SHORT-TERM INVESTMENTS (Cost $43,961,525)		$43,963,025
Total investments (Cost $946,879,025) - 104.5%		$907,803,425
Other assets and liabilities, net - (4.5%)		(39,376,075)
TOTAL NET ASSETS - 100.0%		$868,427,350
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 5.5%
Equity - 5.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,384,280	$13,067,600
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,894,397	17,030,626

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $32,042,423)		$30,098,226
UNAFFILIATED INVESTMENT COMPANIES - 79.9%
Equity - 7.0%
Fidelity Mid Cap Index Fund	96,967	2,702,468
Fidelity Small Cap Index Fund	59,221	1,363,259
iShares Global Infrastructure ETF	19,458	994,693
iShares MSCI Global Min Vol Factor ETF	69,577	6,908,300
Vanguard Dividend Appreciation ETF	45,613	7,012,999
Vanguard Energy ETF	24,615	2,984,323
Vanguard Global ex-U.S. Real Estate ETF	20,233	968,149
Vanguard Materials ETF	10,488	1,973,632
Vanguard Real Estate ETF	29,748	2,947,134
Vanguard S&P 500 ETF	27,377	10,394,499
Fixed income - 72.9%
Invesco Senior Loan ETF (G)	1,526,621	32,165,904
SPDR Portfolio Short Term Corporate Bond ETF	1,423,128	42,764,996
Vanguard Emerging Markets Government Bond ETF	456,436	29,901,122
Vanguard Intermediate-Term Corporate Bond ETF	821,003	67,691,697
Vanguard Short-Term Corporate Bond ETF (G)	554,017	42,880,916
Vanguard Total Bond Market ETF	2,053,554	157,466,521
Xtrackers USD High Yield Corporate Bond ETF (G)	751,737	27,438,401

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $448,969,806)		$438,559,013
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,230	0
Financials - 0.0%
Banco Espirito Santo SA (D)	1,415	0
MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	39	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	79	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	164	1,107
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,982	136

TOTAL COMMON STOCKS (Cost $1,241)		$1,243
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.1%
U.S. Government - 14.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$21,631,329	22,334,347
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	32,481,954	33,215,335
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	17,234,557	17,529,093
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,484,559	4,545,433

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $79,461,128)		$77,624,208
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	814	9
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	407	5
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	203	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	523	311
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	41	5
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	45	8
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	89	33
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	19	3

TOTAL WARRANTS (Cost $473)		$375
SHORT-TERM INVESTMENTS - 12.0%
Short-term funds - 12.0%
John Hancock Collateral Trust, 0.8437% (F)(H)	6,243,470	62,426,580
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	3,286,710	3,286,710
10	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $65,709,783)	$65,713,290
Total investments (Cost $626,184,854) - 111.5%	$611,996,355
Other assets and liabilities, net - (11.5%)	(63,084,893)
TOTAL NET ASSETS - 100.0%	$548,911,462
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-22.
(G)	All or a portion of this security is on loan as of 5-31-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	11

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$14,339,144	$14,339,144	—	—
Unaffiliated investment companies	7,109,474	7,109,474	—	—
Common stocks	515	—	—	$515
U.S. Government and Agency obligations	1,699,204	—	$1,699,204	—
Warrants	155	155	—	—
Short-term investments	120	120	—	—
Total investments in securities	$23,148,612	$21,448,893	$1,699,204	$515

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$115,302,375	$115,302,375	—	—
Unaffiliated investment companies	56,965,659	56,965,659	—	—
Common stocks	4,770	—	—	$4,770
U.S. Government and Agency obligations	13,914,764	—	$13,914,764	—
Warrants	1,452	1,452	—	—
Short-term investments	420,097	420,097	—	—
Total investments in securities	$186,609,117	$172,689,583	$13,914,764	$4,770

Multi-Index 2055 Preservation Portfolio
Investments in securities:
12	|

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Preservation Portfolio (continued)
Assets
Affiliated investment companies	$205,423,307	$205,423,307	—	—
Unaffiliated investment companies	101,857,395	101,857,395	—	—
Common stocks	8,661	—	—	$8,661
U.S. Government and Agency obligations	25,024,337	—	$25,024,337	—
Warrants	2,637	2,637	—	—
Short-term investments	773,480	773,480	—	—
Total investments in securities	$333,089,817	$308,056,819	$25,024,337	$8,661

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$356,716,223	$356,716,223	—	—
Unaffiliated investment companies	180,014,983	180,014,983	—	—
Common stocks	15,212	—	—	$15,212
U.S. Government and Agency obligations	44,177,309	—	$44,177,309	—
Warrants	4,632	4,632	—	—
Short-term investments	7,008,761	7,008,761	—	—
Total investments in securities	$587,937,120	$543,744,599	$44,177,309	$15,212

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$422,857,380	$422,857,380	—	—
Unaffiliated investment companies	241,729,927	241,729,927	—	—
Common stocks	18,094	—	—	$18,094
U.S. Government and Agency obligations	54,532,754	—	$54,532,754	—
Warrants	5,511	5,511	—	—
Short-term investments	5,957,889	5,957,889	—	—
Total investments in securities	$725,101,555	$670,550,707	$54,532,754	$18,094

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$462,997,632	$462,997,632	—	—
Unaffiliated investment companies	303,395,936	303,395,936	—	—
Common stocks	19,784	—	—	$19,784
U.S. Government and Agency obligations	66,469,048	—	$66,469,048	—
Warrants	6,024	6,024	—	—
Short-term investments	17,391,563	17,391,563	—	—
Total investments in securities	$850,279,987	$783,791,155	$66,469,048	$19,784

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
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	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2035 Preservation Portfolio (continued)
Affiliated investment companies	$487,907,251	$487,907,251	—	—
Unaffiliated investment companies	461,228,325	461,228,325	—	—
Common stocks	20,731	—	—	$20,731
U.S. Government and Agency obligations	84,879,033	—	$84,879,033	—
Warrants	6,314	6,314	—	—
Short-term investments	36,385,279	36,385,279	—	—
Total investments in securities	$1,070,426,933	$985,527,169	$84,879,033	$20,731

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$352,677,266	$352,677,266	—	—
Unaffiliated investment companies	625,358,871	625,358,871	—	—
Common stocks	14,894	—	—	$14,894
U.S. Government and Agency obligations	107,338,241	—	$107,338,241	—
Warrants	4,536	4,536	—	—
Short-term investments	79,666,763	79,666,763	—	—
Total investments in securities	$1,165,060,571	$1,057,707,436	$107,338,241	$14,894

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$142,875,355	$142,875,355	—	—
Unaffiliated investment companies	609,569,352	609,569,352	—	—
Common stocks	6,067	—	—	$6,067
U.S. Government and Agency obligations	111,387,777	—	$111,387,777	—
Warrants	1,849	1,849	—	—
Short-term investments	43,963,025	43,963,025	—	—
Total investments in securities	$907,803,425	$796,409,581	$111,387,777	$6,067

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$30,098,226	$30,098,226	—	—
Unaffiliated investment companies	438,559,013	438,559,013	—	—
Common stocks	1,243	—	—	$1,243
U.S. Government and Agency obligations	77,624,208	—	$77,624,208	—
Warrants	375	375	—	—
Short-term investments	65,713,290	65,713,290	—	—
Total investments in securities	$611,996,355	$534,370,904	$77,624,208	$1,243
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
International Strategic Equity Allocation	659,489	—	$6,468,248	$(10,760)	$(462)	$(231,452)	—	—	$6,225,574
Strategic Equity Allocation	—	$6,675,039	10,125,273	(14,750,411)	(1,561,781)	(488,120)	$175,288	$1,445,208	—
U.S. Sector Rotation	902,511	—	8,765,529	(84,014)	(3,318)	(564,627)	—	—	8,113,570
					$(1,565,561)	$(1,284,199)	$175,288	$1,445,208	$14,339,144
Multi-Index 2060 Preservation Portfolio
International Strategic Equity Allocation	5,328,635	—	$52,656,000	$(108,720)	$(5,582)	$(2,239,383)	—	—	$50,302,315
John Hancock Collateral Trust	—	—	18,123,957	(18,112,374)	(11,583)	—	$4,096	—	—
Strategic Equity Allocation	—	$143,131,912	30,521,995	(146,889,498)	3,768,153	(30,532,562)	2,217,205	$19,286,798	—
U.S. Sector Rotation	7,230,262	—	70,516,406	(163,628)	(843)	(5,351,875)	—	—	65,000,060
					$3,750,145	$(38,123,820)	$2,221,301	$19,286,798	$115,302,375
Multi-Index 2055 Preservation Portfolio
International Strategic Equity Allocation	9,471,611	—	$94,266,330	$(783,861)	$(35,706)	$(4,034,757)	—	—	$89,412,006
John Hancock Collateral Trust	—	$168,217	44,259,028	(44,403,891)	(23,310)	(44)	$6,977	$641	—
Strategic Equity Allocation	—	265,329,191	50,626,086	(267,203,550)	8,022,231	(56,773,958)	4,031,423	35,075,620	—
U.S. Sector Rotation	12,904,483	—	126,375,896	(646,178)	(6,742)	(9,711,675)	—	—	116,011,301
					$7,956,473	$(70,520,434)	$4,038,400	$35,076,261	$205,423,307
Multi-Index 2050 Preservation Portfolio
International Strategic Equity Allocation	16,601,164	—	$164,575,570	$(736,110)	$(37,321)	$(7,087,149)	—	—	$156,714,990
John Hancock Collateral Trust	501,831	$1,724,202	130,875,814	(127,538,023)	(43,271)	(1,062)	$25,970	$2,195	5,017,660
Strategic Equity Allocation	—	478,615,489	80,389,926	(470,553,121)	45,330,936	(133,783,230)	7,325,420	64,037,216	—
U.S. Sector Rotation	22,247,078	—	219,194,506	(2,084,961)	(27,018)	(17,081,294)	—	—	200,001,233
					$45,223,326	$(157,952,735)	$7,351,390	$64,039,411	$361,733,883
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2045 Preservation Portfolio
International Strategic Equity Allocation	19,696,952	—	$195,269,682	$(879,240)	$(40,050)	$(8,411,164)	—	—	$185,939,228
John Hancock Collateral Trust	336,104	—	116,382,483	(112,971,510)	(50,804)	437	$42,606	$11	3,360,606
Strategic Equity Allocation	—	$553,670,171	104,518,458	(556,743,510)	66,667,595	(168,112,714)	8,403,905	73,095,558	—
U.S. Sector Rotation	26,353,521	—	260,674,195	(3,474,474)	(49,626)	(20,231,943)	—	—	236,918,152
					$66,527,115	$(196,755,384)	$8,446,511	$73,095,569	$426,217,986
Multi-Index 2040 Preservation Portfolio
International Strategic Equity Allocation	21,522,457	—	$213,943,080	$(1,516,841)	$(86,709)	$(9,167,535)	—	—	$203,171,995
John Hancock Collateral Trust	1,346,297	$11,816,520	65,747,140	(64,038,050)	(61,956)	(2,430)	$92,944	$3,973	13,461,224
Strategic Equity Allocation	—	635,292,981	109,917,676	(629,792,978)	85,129,773	(200,547,452)	9,589,568	83,906,247	—
U.S. Sector Rotation	28,901,628	—	284,901,400	(2,864,704)	(36,181)	(22,174,878)	—	—	259,825,637
					$84,944,927	$(231,892,295)	$9,682,512	$83,910,220	$476,458,856
Multi-Index 2035 Preservation Portfolio
International Strategic Equity Allocation	22,555,898	—	$225,421,290	$(2,814,805)	$(136,061)	$(9,542,744)	—	—	$212,927,680
John Hancock Collateral Trust	3,291,443	—	102,986,930	(70,000,888)	(69,666)	(6,228)	$123,587	$6,253	32,910,148
Strategic Equity Allocation	—	$665,291,518	117,389,324	(661,943,313)	102,637,436	(223,374,965)	10,072,207	88,157,051	—
U.S. Sector Rotation	30,587,271	—	300,411,113	(2,189,468)	(16,906)	(23,225,168)	—	—	274,979,571
					$102,414,803	$(256,149,105)	$10,195,794	$88,163,304	$520,817,399
Multi-Index 2030 Preservation Portfolio
International Strategic Equity Allocation	16,362,684	—	$161,827,599	$(398,086)	$(18,133)	$(6,947,641)	—	—	$154,463,739
John Hancock Collateral Trust	7,545,421	$30,313,982	357,080,893	(311,852,813)	(92,747)	(4,917)	$427,158	$9,700	75,444,398
Strategic Equity Allocation	—	503,784,688	89,341,684	(504,057,471)	85,486,371	(174,555,272)	7,469,412	65,652,341	—
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	22,048,223	—	$217,318,317	$(2,481,029)	$(29,842)	$(16,593,919)	—	—	$198,213,527
					$85,345,649	$(198,101,749)	$7,896,570	$65,662,041	$428,121,664
Multi-Index 2025 Preservation Portfolio
International Strategic Equity Allocation	6,667,459	—	$66,256,589	$(495,333)	$(22,563)	$(2,797,877)	—	—	$62,940,816
John Hancock Collateral Trust	3,908,264	$4,076,342	529,225,699	(494,175,599)	(50,188)	1,309	$398,659	$657	39,077,563
Strategic Equity Allocation	—	229,575,337	41,723,980	(232,556,819)	43,491,927	(82,234,425)	3,323,972	29,539,406	—
U.S. Sector Rotation	8,891,495	—	87,632,740	(891,070)	(8,871)	(6,798,260)	—	—	79,934,539
					$43,410,305	$(91,829,253)	$3,722,631	$29,540,063	$181,952,918
Multi-Index Income Preservation Portfolio
International Strategic Equity Allocation	1,384,280	—	$13,772,630	$(119,476)	$(5,442)	$(580,112)	—	—	$13,067,600
John Hancock Collateral Trust	6,243,470	$45,197,871	349,969,621	(332,672,121)	(68,200)	(591)	$458,974	$11,441	62,426,580
Strategic Equity Allocation	—	43,251,927	10,068,788	(45,904,863)	8,726,676	(16,142,528)	629,277	5,539,524	—
U.S. Sector Rotation	1,894,397	—	18,640,036	(237,539)	(7,786)	(1,364,085)	—	—	17,030,626
					$8,645,248	$(18,087,316)	$1,088,251	$5,550,965	$92,524,806
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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